STEIN ROE MUTUAL FUNDS

SEMIANNUAL REPORT
DECEMBER 31, 2000

PHOTO: MONEY

STEIN ROE FIXED INCOME FUND

TAXABLE BOND FUND

                  INSTITUTIONAL CLIENT HIGH YIELD FUND


LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS. (R)

Contents
--------------------------------------------------------------------------------

Performance...................................................                 1

   How the Stein Roe Institutional Client High Yield Fund has done over time

Questions & Answers...........................................                 2

   Interview with the portfolio manager and summary of investment activity

Portfolio of Investments..............................................         3

   A complete list of investments with market values

Financial Statements..................................................         8

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements..................................               14

Financial Highlights..........................................                16

   Selected per-share data












                      Must be preceded or accompanied by a prospectus.
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Fund Performance
-------------------------------------------------------------------------------


One way to evaluate a fund's historical performance is to look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below we compare the returns of the Stein Roe Institutional Client High Yield Fund with its unmanaged benchmark and its peer group.
     Each performance figure includes changes in a fund's share price, reinvestment of dividends (net investment income) and capital gains, if any (the taxable profits a fund earns when it sells bonds that have grown in value).


                               SIX-MONTH CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
                                          PERIOD ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         Life
                                                                           6 Months       1 Year         3 Years       of Fund
-----------------------------------------------------------------------------------------------------------------------------------
STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND                               -8.86%       -11.04%          0.56%          3.78%
Merrill Lynch High Yield Master II Index                                     -4.16%        -5.12%          4.60%          2.72%
Lipper High Current Yield Fund Average (Peer Group)                          -7.11%        -8.38%         -2.29%          0.62%
Number of Funds in Lipper Peer Group                                           385           360            226            174



Investment Comparison
--------------------------------------------------------------------------------


COMPARISON of change in value of a $10,000 investment.


                                    Institutional Client          Merrill Lynch
                                         High Yield Fund             High Yield
                                                                 Master IIIndex



2/28/97                                            10081                  10000

3/31/97                                          9899.54                 9862.5

6/30/97                                            10548                10356.9

9/30/97                                          11102.3                10809.7

12/31/97                                         11352.8                  11072

3/31/98                                          12077.1                11401.4

6/30/98                                          12118.9                11578.7

9/30/98                                          11382.5                  11093

12/31/98                                         11911.1                11398.9

3/31/99                                            12530                11607.5

6/30/99                                            12626                11682.4

9/30/99                                          12427.5                  11528

12/31/99                                           12984                11685.1

3/31/00                                          12726.8                  11494

6/30/00                                          12674.2                11568.7

9/30/00                                          12362.6                11643.5

12/31/00                                         11544.9                11087.1

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. An expense limitation of .50% is currently in effect for Institutional Client High Yield Fund, which began operating on Feb. 14, 1997. Returns would have been lower without the limitation. Total return includes changes in share price and reinvestment of income and capital gains distributions. The Merrill Lynch High Yield Master IIIndex is an unmanaged index composed of fixed-income securities that differs from the composition of each Stein Roe fund; it is not available for direct investment. Source of data: Lipper, Inc., a monitor of mutual fund performance; Bloomberg; Liberty Funds Distributor, Inc.

The Merrill Lynch High Yield Master II Index and the Peer Group returns are calculated for the period 2/28/97 - 12/31/00.

Questions & Answers
--------------------------------------------------------------------------------

AN INTERVIEW WITH STEVE LOCKMAN, PORTFOLIO MANAGER OF
STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND AND SR&F HIGH YIELD PORTFOLIO*

SIDEBAR BOX:

                                    FUND DATA
   INVESTMENT OBJECTIVE:

   Seeks its total return by investing for a high level of current income and capital appreciation. The Fund invests primarily in high yield, high risk debt securities.

   contains an 8-sided star artwork within sidebar box.



Q: HOW DID THE FUND PERFORM DURING THE PERIOD?

A: For the six-month period ended December 31, 2000, the Stein Roe High Yield Fund had a total return of negative 8.86%. The Fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index, which returned negative 4.16% for the same period. The Fund's underperformance is partly due to our exposure in the telecommunications sector, particularly Internet infrastructure-related companies. Additionally, the Fund was negatively impacted by certain company-specific adverse credit problems.

Q: WHAT CAUSED FUND'S NEGATIVE PERFORMANCE DURING THE LAST SIX MONTHS?

A: The Fund's disappointing performance is largely the result of extremely difficult conditions in the high yield market. The Federal Reserve Board ended its yearlong course of interest rate increases in the second half of 2000, as economic indicators suggested that growth was beginning to slow. This prompted a rally in many sectors of the bond market, but high yield bonds were not able to benefit much from this recovery. Instead, investors seemed to shift their interest away from lower quality bonds during the six-month period, and high yield prices declined significantly. Additionally, concerns over a slowing economy and earnings disappointments contributed to the overall weakness in the high yield market.
         Other significant factors in the underperformance of the high yield market were rising default rates and an increase in the number of credit downgrades. Trading liquidity was significantly impaired, partly due to the consolidation of some of the largest bond market underwriters. In addition, a weak equity market and the high degree of outflows from high yield funds throughout the year created selling pressure in the high yield market.

Q: WHAT TYPES OF STRATEGIES DID YOU EMPLOY IN THIS MARKET ENVIRONMENT?

A: Volatility in the bond market caused us to turn our attention to factors within our control. We improved the credit quality of the portfolio, increasing our weighting in BB-rated bonds from 13.8% to 26.4%. We also decreased our exposure to the telecommunications sector, including cable, media and Internet infrastructure holdings. This sector posted poor returns across the board, so this move helped to limit the negative impact of these holdings.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FISCAL YEAR?

A: Our outlook for the high yield market is very optimistic. With yield spreads between high yield bonds and Treasuries at historically wide levels, investors are being compensated for a very high level of credit risk. The average price of high yield bonds is also greatly discounted (averaging approximately 20% below par value), which provides an opportunity for capital appreciation and a cushion against future declines.
         Signs of recovery began to surface in early December. The slowing of the economy has prompted the Fed to reduce interest rates twice already, and there is reason to believe that further rate cuts may be forthcoming. Declining interest rates benefit the bond markets by adding liquidity, and easing of Federal Reserve policy is particularly good for high yield bonds.




* As of December 2000, Jeffrey M. Martin took over as the Portfolio Manager of Stein Roe Institutional Client High Yield Fund. Mr. Martin is a vice president and senior analyst of Stein Roe & Farnham. The views expressed in this report reflect the opinions of both Mr. Lockman and Mr. Martin.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions. Portfolio holdings are as of 12/31/00, and are subject to change.

   Investing in high yield bonds involves greater credit and other risks not associated with investing in higher quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.


SR&F High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------------


Portfolio of Investments at December 31, 2000 (unaudited)
(All amounts in thousands)



CORPORATE FIXED INCOME BONDS & NOTES - 89.7%                                                                  Par           Value
----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.9%
BUILDING CONSTRUCTION - 1.9%
Beazer Homes USA, Inc., 8.875% 4/1/08............................................................          $1,000           $ 915
D.R. Horton, Inc., 8.000% 2/1/09.................................................................             500             450
                                                                                                                        ---------
TOTAL CONSTRUCTION                                                                                                          1,365
                                                                                                                        ---------

FINANCE, INSURANCE & REAL ESTATE - 7.8%
DEPOSITORY INSTITUTIONS - 1.8%
Sovereign Bancorp, Inc., 10.500% 11/15/06........................................................             750             728
Ziff Davis Media, Inc., 12.000% 7/15/10.........................................................              750             585
                                                                                                                        ---------
                                                                                                                            1,313
FINANCIAL SERVICES - 5.3%
Covad Communications Group, Inc., 12.000% 2/15/10...............................................            1,000             250
Grupo Elektra S.A., 12.000% 4/1/08 (a)..........................................................            1,000             905
LaBranche & Co., Inc., 12.000% 3/1/07 (a).......................................................            1,500           1,575
Orion Power Holdings, Inc., 12.000% 5/1/10 (a)..................................................            1,000           1,085
                                                                                                                        ---------
                                                                                                                            3,815
REAL ESTATE - 0.7%
Lennar Corp., 9.950% 5/1/10.....................................................................              500             507
                                                                                                                        ---------
TOTAL FINANCE, INSURANCE & REAL ESTATE                                                                                      5,635
                                                                                                                        ---------

MANUFACTURING - 21.6%
CHEMICALS & ALLIED PRODUCTS - 3.9%
Allied Waste North America, Inc., 10.000% 8/1/09 ...............................................            1,000             940
Bio-Rad Laboratories, Inc., 11.625% 2/15/07 (a).................................................            1,000           1,030
Cia Petrolifera Marlim, 13.125% 12/17/04 (a)....................................................              800             842
                                                                                                                        ---------
                                                                                                                            2,812
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.0%
Flextronics International Ltd., 9.875% 7/1/10 (a)...............................................              750             735
                                                                                                                        ---------

FOOD & KINDRED PRODUCTS - 1.4%
Pepsi-Gemex S.A., 9.750% 3/30/04................................................................            1,000           1,010
                                                                                                                        ---------

MEASURING & ANALYZING INSTRUMENTS - 2.3%
Lifepoint Hospitals, Inc., 10.750% 5/15/09......................................................            1,500           1,620
                                                                                                                        ---------

MISCELLANEOUS MANUFACTURING - 4.0%
ChipPAC International Co. Ltd., 12.750% 8/1/09..................................................            1,000             860
Insight Midwest, 10.500% 11/1/10................................................................            1,000           1,030
U.S. Can Co., 12.375% 10/1/10...................................................................            1,000             990
                                                                                                                        ---------
                                                                                                                            2,880
PAPER PRODUCTS - 0.3%
Indah Kiat Finance Mauritius, 10.000% 7/1/07....................................................              500             190
                                                                                                                        ---------

PRINTING & PUBLISHING - 2.6%
Perry-Judd's, Inc., 10.625% 12/15/07............................................................            1,000             840
World Color Press, Inc. 8.375% 11/15/08.........................................................            1,000           1,025
                                                                                                                        ---------
                                                                                                                            1,865

page 3


SR&F High Yield Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
RUBBER & PLASTIC - 1.2%
Metromedia Fiber Network, Inc., 10.000% 12/15/09................................................           $1,000          $  850
                                                                                                                        ---------

TRANSPORTATION EQUIPMENT - 4.9%
BE Aerospace, Inc., 9.500% 11/1/08...............................................................             750             735
BE Areospace, Inc., 8.000% 3/1/08................................................................           1,000             930
Derlan Manufacturing, Inc., 10.000% 1/15/07 .....................................................             583             544
The Fairchild Corp., 10.750% 4/15/09.............................................................           1,000             740
Westinghouse Air Brake Co., 9.375% 6/15/05 ......................................................             600             552
                                                                                                                        ---------
                                                                                                                            3,501
                                                                                                                        ---------
TOTAL MANUFACTURING                                                                                                        15,463
                                                                                                                        ---------

MINING & ENERGY - 3.9%
COAL MINING - 0.0%
AEI Resources, Inc., 11.500% 12/15/06 (a).......................................................            1,500              30
                                                                                                                        ---------

GOLD & SILVER MINING - 1.3%
Callahan Nordrhein-Westfalen, 14.000% 7/15/10...................................................            1,000             900
                                                                                                                        ---------

OIL & GAS EXTRACTION - 1.9%
Key Energy Services, Inc., 14.000% 1/15/09......................................................            1,000           1,138
Premier Parks, Inc., 9.750% 1/15/07.............................................................              250             249
                                                                                                                        ---------
                                                                                                                            1,387
OIL & GAS FIELD SERVICES - 0.7%
Lomak Petroleum, Inc., 8.750% 1/15/07...........................................................              500             474
                                                                                                                        ---------
TOTAL MINING & ENERGY                                                                                                       2,791
                                                                                                                        ---------

RETAIL TRADE - 6.7%
APPAREL & ACCESSORY STORES - 1.3%
William Carter Co., Senior Sub Notes, 10.375% 12/1/06...........................................            1,000             960
                                                                                                                        ---------

FOOD STORES - 2.4%
Marsh Supermarkets, Inc., 8.875% 08/1/07.........................................................           1,000             900
Stater Brothers Holdings, Inc., 10.750% 8/15/06..................................................           1,000             835
                                                                                                                        ---------
                                                                                                                            1,735
GENERAL MERCHANDISE STORES - 1.4%
Buhrmann US, Inc., 12.250% 11/1/09 .............................................................            1,000           1,000
                                                                                                                        ---------

RESTAURANTS - 1.6%
AFC Enterprises, Inc., 10.250% 5/15/07..........................................................            1,250           1,137
                                                                                                                        ---------
TOTAL RETAIL TRADE                                                                                                          4,832
                                                                                                                        ---------

SERVICES - 21.3%
AMUSEMENT & RECREATION - 9.2%
Boyd Gaming Corp., 9.500% 7/15/07 ...............................................................             750             668
Horseshoe Gaming Holding Corp., 8.625% 5/15/09...................................................           1,000             970
Mohegan Tribal Gaming Authority, 8.750% 1/1/09...................................................           1,000           1,003
Park Place Entertainment Corp., 9.375% 2/15/07...................................................           1,000           1,028
Premier Parks, Inc., 9.250% 4/1/06...............................................................             250             238
Premier Parks, Inc., (b) 4/1/08.................................................................            1,750           1,206
Speedway Motorsports, Inc., 8.500% 8/15/07......................................................            1,500           1,478
                                                                                                                        ---------
                                                                                                                            6,591
page 4


SR&F High Yield Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.1%
NationsRent, Inc., 10.375% 12/15/08 .............................................................          $  500          $  190
Penhall Acquisition Corp., 12.000% 8/1/06........................................................           1,500           1,350
                                                                                                                        ---------
                                                                                                                            1,540
EDUCATIONAL SERVICES - 2.1%
Hercules, Inc., 11.125% 11/15/07 ...............................................................            1,500           1,515


HEALTH SERVICES - 5.8%
Dynacare, Inc., Senior Notes, 10.750% 1/15/06...................................................              500             470
Express Scripts, Inc., 9.625% 6/15/09...........................................................              500             518
Healthsouth Corp., 10.750% 10/1/08..............................................................            1,000           1,045
InSight Health Services Corp., 9.625% 6/15/08...................................................            1,250           1,113
Tenet Healthcare Corp., 9.250% 9/1/10 (a).......................................................            1,000           1,060
                                                                                                                        ---------
                                                                                                                            4,206
HOTELS, CAMPS & LODGING - 2.1%
Prime Hospitality Corp., 9.750% 4/1/07 .........................................................            1,490           1,497
                                                                                                                        ---------
TOTAL SERVICES                                                                                                             15,349
                                                                                                                        ---------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 26.5%
AIR TRANSPORTATION - 1.4%
Atlas Air, Inc., 9.375% 11/15/06.................................................................           1,000             970
                                                                                                                        ---------

BROADCASTING - 0.6%
Knology Inc., (b) 10/15/07......................................................................            2,000             400
                                                                                                                        ---------

CABLE - 0.8%
Charter Communications Holding LLC, (b) 4/1/11..................................................            1,000             587
                                                                                                                        ---------

COMMUNICATIONS - 8.5%
BTI Telecom Corp., 10.500% 9/15/07 .............................................................            1,000             250
Concentric Network Corp., 12.750% 12/15/07 .....................................................            1,500           1,275
Focal Communications CP, 11.875% 1/15/10 (a)....................................................            1,000             680
Intermedia Communications, Inc., (b) 3/1/09.....................................................            1,500             750
MGC Communications, Inc., 13.000% 4/1/10........................................................              845             389
MetroNet Communications Corp., (b) 6/15/08 .....................................................            1,000             810
NEXTLINK Communications, Inc., (b) 6/1/09.......................................................            1,000             500
Rhythms NetConnections, Inc., 12.750% 4/15/09...................................................            1,000             280
Tele1 Europe BV, 13.000% 5/15/09.................................................................           1,000             900
Viatel, Inc., 11.250% 4/15/08....................................................................           1,000             310
                                                                                                                        ---------
                                                                                                                            6,144
COMMUNICATIONS SERVICES - 1.1%
Crown Castle International Corp., 10.750% 8/1/11 ...............................................              750             778
                                                                                                                        ---------

ELECTRIC SERVICES - 2.9%
AES Corp., 9.375% 9/15/10........................................................................           1,000           1,030
AES Drax Energy Ltd., 11.500% 8/30/10 ...........................................................           1,000           1,050
                                                                                                                        ---------
                                                                                                                            2,080
TELECOMMUNICATION - 8.6%
Carrier 1 International SA, 13.250% 2/15/09......................................................           1,000             730
GT Group Telecom, (b) 2/1/10 ....................................................................           1,750             595
Global Crossing Ltd., 9.125% 11/15/06...........................................................            1,000             958
Level 3 Communications, Inc., (b) 12/1/08........................................................           1,000             540

page 5


SR&F High Yield Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - CONT.
Level 3 Communications, Inc., 11.000% 3/15/08...................................................           $1,000          $  880
MetroNet Communications Corp.,12.000% 8/15/07....................................................           1,000           1,102
Primus Telecommunications Group, Inc., 12.750% 10/15/09..........................................           1,000             280
Telecorp PCS, Inc., 10.630% 7/15/10..............................................................             500             505
Versatel Telecom International BV, 11.875% 7/15/09...............................................           1,000             600
                                                                                                                        ---------
                                                                                                                            6,190
TRANSPORTATION SERVICES - 2.6%
RailAmerica Transportaion Corp., 12.875% 8/15/10.................................................           1,500           1,350
RailWorks Corp., 11.500% 4/15/09.................................................................           1,500             525
                                                                                                                        ---------
                                                                                                                            1,875
                                                                                                                        ---------
TOTAL TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES                                                    19,024
                                                                                                                        ---------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
(cost of $78,331)................................................................................                          64,459
                                                                                                                        ---------
---------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Mego Mortgage Home Loan Trust
    Series 1997-3 Certificates, 8.010% 8/25/23 .................................................            1,000             729
                                                                                                                        ---------
TOTAL ASSET BACKED SECURITIES
(cost of $500)...................................................................................                             729
                                                                                                                        ---------
---------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT OBLIGATIONS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Comtel Brasileira Ltd., 10.750% 9/26/04.........................................................              250             241
                                                                                                                        ---------
TOTAL GOVERNMENT OBLIGATIONS
(cost of $259)...................................................................................                             241
                                                                                                                        ---------
---------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 0.3%                                                                                       Shares
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.2%
COMMUNICATIONS EQUIPMENT - 0.2%
RCN Corp.........................................................................................              23             145
                                                                                                                        ---------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.1%
COMMUNICATIONS - 0.1%
Tele1 Europe Holding AB, ADR.....................................................................              18              81
Viatel, Inc......................................................................................               4              15
                                                                                                                        ---------
                                                                                                                               96
TOTAL COMMON STOCKS
(cost of $628)...................................................................................                             241
                                                                                                                        ---------
---------------------------------------------------------------------------------------------------------------------------------

page 6


SR&F High Yield Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                           Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.9%
BROADCASTING - 0.0%
Knology Inc.....................................................................................                2           $   4
                                                                                                                        ---------

COMMUNICATIONS - 0.4%
Concentric Network Corp..........................................................................               1             194
MGC Communications, Inc..........................................................................               2              75
                                                                                                                        ---------
                                                                                                                              269
HEALTH SERVICES - 0.1%
Allegiance Telecom, Inc. .......................................................................                2              62
                                                                                                                        ---------

MACHINERY & COMPUTER EQUIPMENT - 0.1%
Key Energy Services, Inc........................................................................                2              75
                                                                                                                        ---------

TELECOMMUNICATIONS - 0.3%
Carrier 1 International..........................................................................               1              95
GT Group Telecom.................................................................................               2               7
MetroNet Communications Corp....................................................................                1              79
                                                                                                                        ---------
                                                                                                                              181
                                                                                                                        ---------
TRANSPORTATION SERVICES - 0.0%
RailAmerica Transportation Corp.................................................................                2              15
                                                                                                                        ---------
TOTAL WARRANTS
(cost of $43)....................................................................................                             606
                                                                                                                        ---------
---------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 7.5%                                                                                 Par
---------------------------------------------------------------------------------------------------------------------------------
SAFECO Credit, 8.05% (c), 1/2/01.................................................................          $2,000           2,000
UBS Finance Corp., 6.50% (c), 1/2/01.............................................................           3,405           3,404
                                                                                                                        ---------
TOTAL SHORT-TERM OBLIGATIONS
(cost of $5,404).................................................................................                           5,404
                                                                                                                        ---------
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
(cost of $85,165) (d)............................................................................                          71,680
                                                                                                                        ---------
OTHER ASSETS, LESS LIABILITIES - 0.3%............................................................                             209
                                                                                                                        ---------
NET ASSETS - 100.0%..............................................................................                         $71,889
                                                                                                                        =========
---------------------------------------------------------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

(a)Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933.These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At December 31, 2000, the aggregate amortized cost of the Portfolio's private placement securities was $7,942 which represented 11.0% of net assets.
(b)Zero coupon bond.
(c)Rate represents yield at time of purchase.
(d)Cost for federal tax and book purposes is $85,165.

See accompanying Notes to Financial Statements.


  page 7


SR&F High Yield Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands)

ASSETS
Investments, at market value (cost of $85,165)..................................................................          $71,680
Receivable for investments sold.................................................................................            3,485
Interest receivable.............................................................................................              169
Cash............................................................................................................                4
                                                                                                                        ---------
   Total assets.................................................................................................           75,338
                                                                                                                        ---------

LIABILITIES
Payable for investments purchased...............................................................................            3,403
Accrued:
     Bookkeeping fee............................................................................................                7
Other liabilities...............................................................................................               39
                                                                                                                        ---------
   Total liabilities............................................................................................            3,449
                                                                                                                        ---------
   Net assets applicable to investors' beneficial interest......................................................          $71,889
                                                                                                                        =========



See accompanying Notes to Financial Statements.


page 8


SR&F High Yield Portfolio
---------------------------------------------------------------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest income ................................................................................................          $ 4,624
                                                                                                                        ---------

EXPENSES
Management fees.................................................................................................              196
Transfer agent fees.............................................................................................                3
Accounting fees.................................................................................................               13
Trustees' fees..................................................................................................                7
Custodian fees..................................................................................................                1
Audit fees......................................................................................................                8
Legal fees......................................................................................................                1
Other...........................................................................................................                4
                                                                                                                        ---------
   Total expenses...............................................................................................              233
                                                                                                                        ---------
   Net investment income........................................................................................            4,391
                                                                                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments ...............................................................................           (3,490)
Net change in unrealized appreciation/depreciation on investment
   transactions.................................................................................................           (7,937)
                                                                                                                        ---------
   Net loss on investments......................................................................................          (11,427)
                                                                                                                        ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................................         $ (7,036)
                                                                                                                        =========


See accompanying Notes to Financial Statements.


page 9


SR&F High Yield Portfolio
---------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
(All amounts in thousands)


                                                                                                     (UNAUDITED)
                                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                                    DECEMBER 31,         JUNE 30,
                                                                                                            2000             2000
                                                                                            -------------------- ----------------
OPERATIONS
Net investment income                                                                                    $ 4,391          $ 9,383
Net realized loss on investments                                                                          (3,490)          (5,197)
Net change in unrealized appreciation/depreciation on investments                                         (7,937)          (3,682)
                                                                                                    ------------     ------------
   Net increase (decrease) in net assets resulting from operations                                        (7,036)             504
                                                                                                    ------------     ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                                                             18,688           64,109
Withdrawals                                                                                              (26,354)         (66,345)
                                                                                                    ------------     ------------
   Net increase (decrease) from transactions in investors' beneficial interest                            (7,666)          (2,236)
                                                                                                    ------------     ------------
   Net increase (decrease) in net assets                                                                 (14,702)          (1,732)
NET ASSETS
Beginning of period..............................................................................        86,591            88,323
                                                                                                    ------------     ------------
End of period....................................................................................       $71,889           $86,591
                                                                                                    ============     ============


See accompanying Notes to Financial Statements.


page 10


Stein Roe Institutional Client High Yield Fund
---------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands, except per-share data)

ASSETS
Investment in Portfolio, at value (at cost $61,433).............................................................          $52,416
Expense reimbursement due from Advisor..........................................................................               20
                                                                                                                        ---------
   Total assets.................................................................................................           52,436
                                                                                                                        ---------

LIABILITIES
Dividends payable...............................................................................................               49
Accrued:
   Administration fee...........................................................................................                7
   Bookkeeping fee..............................................................................................                2
   Transfer agent fee...........................................................................................                3
       Other accrued expenses payable...........................................................................               14
                                                                                                                        ---------
   Total liabilities............................................................................................               75
                                                                                                                        ---------
   Net assets ..................................................................................................          $52,361
                                                                                                                        =========

ANALYSIS OF NET ASSETS
Paid-in capital.................................................................................................          $66,768
Undistributed net investment income.............................................................................              133
Accumulated net realized losses on investments allocated from Portfolio.........................................           (5,523)
Net unrealized depreciation on investments allocated from Portfolio.............................................           (9,017)
                                                                                                                        ---------
   Net assets ..................................................................................................          $52,361
                                                                                                                        =========
Shares outstanding (unlimited number authorized)................................................................            6,893
                                                                                                                        =========
Net asset value per share.......................................................................................           $ 7.60
                                                                                                                        =========


See accompanying Notes to Financial Statements.


page 11


Stein Roe Institutional Client High Yield Fund
---------------------------------------------------------------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest income allocated from Portfolio........................................................................           $3,100
                                                                                                                        ---------


EXPENSES
Expenses allocated from Portfolio...............................................................................              130
Administrative fees.............................................................................................               39
Accounting fees.................................................................................................               13
Transfer agent fees.............................................................................................               13
SEC and state registration fees.................................................................................               45
Trustees'  fees.................................................................................................                6
Custodian fees..................................................................................................                1
Legal and audit fees............................................................................................                5
Other...........................................................................................................                5
                                                                                                                        ---------
   Total expenses...............................................................................................              257
Fees and expenses waived by the investment Advisor..............................................................             (130)
                                                                                                                        ---------
   Net expenses.................................................................................................              127
                                                                                                                        ---------
   Net investment income........................................................................................            2,973
                                                                                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments allocated from Portfolio.......................................................           (2,246)
Net change in unrealized appreciation/depreciation allocated from Portfolio.....................................           (5,459)
                                                                                                                        ---------
   Net Loss.....................................................................................................           (7,705)
                                                                                                                        ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................................          ($4,732)
                                                                                                                        =========


See accompanying Notes to Financial Statements.

page 12


Stein Roe Institutional Client High Yield Fund
---------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
(All amounts in thousands)

                                                                                                     (UNAUDITED)
                                                                                                      SIX MONTHS             YEAR
                                                                                                           ENDED            ENDED
                                                                                                    DECEMBER 31,         JUNE 30,
                                                                                                            2000             2000
                                                                                                     -----------     ------------
OPERATIONS
Net investment income                                                                                    $ 2,973          $ 6,065
Net realized loss on investments allocated from Portfolio                                                 (2,246)          (3,276)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio                (5,459)          (2,518)
                                                                                                     -----------      -----------
   Net increase (decrease) in net assets resulting from operations                                        (4,732)             271
                                                                                                     -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                                                      (2,688)          (6,196)
Distributions in excess from net investment income                                                            --              (91)
Distributions from net capital gains                                                                       --                (177)
                                                                                                     -----------      -----------
   Total Distributions to Shareholders                                                                    (2,688)          (6,464)
                                                                                                     -----------      -----------

SHARE TRANSACTIONS
Subscriptions to fund shares                                                                               6,000              799
Value of distributions reinvested                                                                          2,750            6,323
Redemptions of fund shares                                                                                  (100)          (5,193)
                                                                                                     -----------      -----------
   Net increase from Share Transactions                                                                    8,650            1,929
                                                                                                     -----------      -----------
   Net increase (decrease) in Net Assets                                                                   1,230           (4,264)
TOTAL NET ASSETS
Beginning of Period..............................................................................         51,131           55,395
                                                                                                     -----------      -----------
End of Period....................................................................................       $52,361           $51,131
                                                                                                     ===========      ===========
Undistributed (overdistributed) net investment income                                                        133             (152)
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares ....................................................................            745               88
Issued in reinvestment of distributions..........................................................            337              678
Redemptions of fund shares.......................................................................            (11)            (570)
                                                                                                     -----------      -----------
Net increase in fund shares......................................................................          1,071              196
Shares outstanding at beginning of period........................................................          5,822            5,626
                                                                                                     -----------      -----------
Shares outstanding at end of period..............................................................          6,893            5,822
                                                                                                     ===========      ===========


See accompanying Notes to Financial Statements.


Notes to Financial Statements
--------------------------------------------------------------------------------
(All amounts in thousands) (Unaudited)

NOTE 1. ORGANIZATION
Stein Roe Institutional Client High Yield Fund (the "Fund") is a series of Liberty-Stein Roe Fund Trust (the "Trust"), formerly Stein Roe Trust, an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High Yield Portfolio (the "Portfolio"), which seeks a high level of current income and capital growth by investing primarily in high yield, high-risk, medium- and lower-quality debt securities.
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on November 1, 1996. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2000, Stein Roe Institutional Client High Yield Fund owned 72.9% of the SR&F High Income Portfolio.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Portfolio had no when-issued or delayed delivery purchase commitments as of December 31, 2000.
SECURITY VALUATIONS
Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service.
    Equity securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.
    Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.
FEDERAL INCOME TAXES
No provision is made for federal income taxes, since (a) the Fund elects to be taxed as a "regulated investment company" and makes such distributions to its shareholders as to be relieved of all federal income tax under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
    The Fund intends to utilize provisions of the federal income tax law that allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized gains.
    At June 30, 2000, the Fund had capital loss carryforwards totaling $1,360,597 and expiring in 2008.
DISTRIBUTIONS TO FUND SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

NOTE 3. PORTFOLIO COMPOSITION
The Portfolio invests primarily in high yield, high-risk medium- and lower quality debt securities. See the Portfolio's Portfolio of Investments for information regarding individual securities.

-------------------------------------------------------------------------------

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT & ADMINISTRATION FEES
The Fund and Portfolio pay a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority- owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager.
    The management fee for the Portfolio is computed at an annual rate of 0.50% of the first $500 million of average daily net assets, and 0.475% thereafter. The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $500 million of average daily net assets, and 0.125% thereafter. BOOKKEEPING FEE
    The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25 annually plus 0.0025% annually of the Fund and Portfolio's average daily net assets over $50 million.
EXPENSE LIMIT
The Advisor has agreed to reimburse the Fund to the extent that expenses exceed 0.50% of average daily net assets. This commitment expires January 31, 2001, subject to earlier termination by the Advisor on 30 days' notice to the Fund. TRANSFER AGENT FEE
Transfer agent fees of the Fund are paid to Stein Roe Services, Inc. (SSI), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Liberty Funds Distributor, Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Fund. The Transfer Agent provides shareholder services for a monthly fee equal to 0.05% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.
OTHER
Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.


NOTE 5. LINE OF CREDIT
The Liberty-Stein Roe Municipals Trust (excluding the Stein-Roe High Yield Municipals Fund and Stein-Roe Municipal Money Fund), the Liberty Stein-Roe Investment Trust and the SR&F Base Trust (collectively, the "Trusts"), participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowing available to the Trusts for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fell of 0.10% per annum on each Fund's borrowing shall be paid quarterly by the Fund based on the relative asset size of the Fund. For the six months ended December 31, 2000, the Trusts had no borrowings under the agreement.


NOTE 6. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales (other than short-term obligations) for the six months ended December 31, 2000, were $25,179 and $27,789, respectively.
    Unrealized appreciation (depreciation) at December 31, 2000 for both financial statement and federal income tax purposes for the Portfolio was:

    Gross unrealized appreciation..............     $  2,568
    Gross unrealized depreciation..............      (16,053)
                                                    --------
        Net unrealized depreciation............     $(13,485)
                                                    ========


Financial Highlights
---------------------------------------------------------------------------------------------------------------------------------

Stein Roe Institutional Client High Yield Fund

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                (UNAUDITED)
                                                 SIX MONTHS              YEAR             YEAR              YEAR           PERIOD
                                                      ENDED             ENDED            ENDED             ENDED            ENDED
                                               DECEMBER 31,         JUNE 30,          JUNE 30,          JUNE 30,         JUNE 30,
                                                       2000              2000             1999              1998         1997 (A)
                                                -----------       -----------      -----------    --------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 8.78            $ 9.85          $ 10.65           $ 10.21          $ 10.00
                                                  ---------         ---------        ---------         ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.47              1.04             0.87              0.88             0.33
   Net realized and unrealized gain (loss)
   on investments                                    (1.23)            (1.00)           (0.49)             0.58             0.21
                                                  ---------         ---------        ---------         ---------        ---------
     Total from investment operations                (0.76)             0.04             0.38              1.46             0.54
                                                  ---------         ---------        ---------         ---------        ---------
DISTRIBUTIONS
   Net investment income                             (0.42)            (1.06)           (0.87)            (0.88)           (0.33)
   In excess of net investment income                   --             (0.02)              --                --               --
   Net realized gains                                   --             (0.03)           (0.31)            (0.14)              --
                                                  ---------         ---------        ---------         ---------        ---------
     Total distributions                             (0.42)            (1.11)           (1.18)            (1.02)           (0.33)
                                                  ---------         ---------        ---------         ---------        ---------
NET ASSET VALUE, END OF PERIOD                      $ 7.60            $ 8.78           $ 9.85           $ 10.65          $ 10.21
                                                  =========         =========        =========         =========        =========
Ratio of net expenses to average net assets (b)       0.50%(d)          0.50%            0.50%            0.50%             0.50%(d)
Ratio of net investment income to
   average net assets (c)                            11.44%(d)         11.15%            8.72%             8.31%            8.76%(d)
Total return (c)                                     (8.86%)            0.37%            4.20%            14.88%            5.48%
Net assets, end of period (000's)                   $52,361           $51,130          $55,395           $35,157          $25,674


(a)From commencement of operations on February 14, 1997.
(b)If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.00% for the six months ended
   December 31, 2000, 0.97%, 0.97%, and 1.28% for the years ended ended June 30,
   2000, 1999, and 1998, respectively, and 2.59% for the period ended June 30, 1997.
(c)Computed giving effect to the Advisor's expense limitation undertaking.
(d)Annualized.

---------------------------------------------------------------------------------------------------------------------------------
SR&F High Yield Portfolio

                                                (UNAUDITED)
                                                 SIX MONTHS              YEAR             YEAR              YEAR           PERIOD
                                                      ENDED             ENDED            ENDED             ENDED            ENDED
                                               DECEMBER 31,         JUNE 30,          JUNE 30,          JUNE 30,         JUNE 30,
SELECT RATIOS                                          2000              2000             1999              1998         1997 (A)
                                                -----------       -----------      -----------    --------------   --------------
Ratio of net expenses to average net assets           0.59%(b)          0.59%            0.57%             0.65%            0.89%(b)
Ratio of net investment income to average
   net assets                                        11.20%(b)         11.06%            8.27%             8.13%            8.24%(b)
Portfolio turnover rate                                 35%(c)           144%             296%              426%             168%(c)



(a)From commencement of operations on November 1, 1996.
(b)Annualized.
(c)Not annualized.

To Contact Us. . .
-------------------------------------------------------------------------------

BY PHONE 800-338-2550

You can discuss your investment questions with a Stein Roe account representative by calling us toll free. We'll be happy to answer questions about your current account or to provide you with information about opening a Stein Roe account, including Stein Roe Traditional, Roth and Education IRAs. We're available Monday through Friday, from 8 a.m. to 8 p.m. ET, and Saturdays and Sundays from 10 a.m. to 2 p.m. ET.

STEIN ROE'S FUNDS-ON-CALL(R)
24-HOUR SERVICE LINE
Using a touch-tone phone, call our toll-free number, day or night, for your current account balance, the latest Stein Roe Fund prices and yields, and other information. In addition, if you have a Personal Identification Number (PIN), you may place orders for the following transactions 24 hours a day:
o Exchange shares between your Stein Roe accounts; o Purchase fund shares by electronic transfer; o Order additional account statements and money market fund checks;
o Redeem shares by check, wire or electronic transfer.

RETIREMENT PLAN ACCOUNTS
Call us for information about how we can assist you with your defined contribution plan, including 401(k) plans. You can reach us toll free at 800-322-1130. For information on Traditional, Roth and Education IRA plans, call us toll free at 800-338-2550.

BY MAIL OR E-MAIL

If you prefer to contact us by mail, please address all correspondence to: P.O. Box 8900, Boston, MA 02205-8900. To contact us by email, send correspondence directly to: comments@steinroe.com or visit us at www.steinroe.com on the Internet.

ADDITIONAL REPORTS

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-338-2550 and additional reports will be sent to you.

Must be preceded or accompanied by a prospectus.

Liberty-Stein Roe Funds Trust
--------------------------------------------------------------------------------
TRUSTEES
Douglas A. Hacker
Executive Vice President and Chief Financial Officer
  of UAL, Inc.
Janet Langford Kelly
Executive Vice President - Corporate Development, General Counsel, and
  Secretary, Kellogg Company
Richard W. Lowry
Private Investor
Salvatore Macera
Private Investor
William E. Mayer
Partner, Park Avenue Equity Partners
Charles R. Nelson
Van Voorhis Professor, Department of Economics, University of Washington;
  consultant on economic and statistical matters
John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College
Joseph R. Palombo
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.;
  Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and
  Chief Administrative Officer of Liberty Funds Group LLC
Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst
Thomas C. Theobald
Managing Director, William Blair Capital Partners
Anne-Lee Verville
Consultant

OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President
Loren A. Hansen, Executive Vice President
Joseph Palombo, Executive Vice President
J. Kevin Connaughton, Controller

AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd, LLC
Legal Counsel to the Trust
Ernst & Young LLP
Independent Auditors

                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                      Liberty Funds Distributor, Inc. 2/01

                                                  S19-03/541E-0101 (2/01) 01/342